Document and Entity Information	Sep. 30, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001615165
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Veritone, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38093
Entity Tax Identification Number	47-1161641
Entity Address, Address Line One	5291 California Avenue
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92617
City Area Code	(888)
Local Phone Number	507-1737
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	VERI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false